Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [abstract]
Interest income on impaired loans	$ 24	$ 20	$ 45	$ 37